Fair Value (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Securities available for sale	$ 8,174	$ 10,114
Loans held for sale	135,711	17,385
Financial liabilities
FHLB advances and other borrowings	(29,017)	(19,500)
Advances by borrowers for taxes and insurance	(929)	(827)
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents	45,879	67,304
Interest-bearing deposits in other financial institutions	100	100
Accrued interest receivable	25	45
Financial liabilities
Deposits	(382,173)	(306,121)
Fair Value, Inputs, Level 2 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Securities available for sale	8,174	10,114
Loans held for sale	135,711	17,385
Accrued interest receivable	40	40
Yield maintenance provisions (embedded derivatives)	12	17
Interest rate lock commitments	3,104	721
Financial liabilities
Deposits	(367,375)	(272,924)
FHLB advances and other borrowings	(29,669)	(19,589)
Subordinated debentures	(15,940)	(14,280)
Accrued interest payable	(208)	(231)
Interest-rate swaps	(12)	(17)
TBA mortgage-backed securities	(350)	(342)
Fair Value, Inputs, Level 3 [Member]
Financial assets
Interest-bearing deposits in other financial institutions
Loans and leases, net	664,152	549,599
Accrued interest receivable	2,684	2,097
Financial liabilities
Advances by borrowers for taxes and insurance	(929)	(827)
Carrying Value [Member]
Financial assets
Cash and cash equivalents	45,879	67,304
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	8,174	10,114
Loans held for sale	135,711	17,385
Loans and leases, net	663,303	550,683
FHLB and FRB stock	4,008
FHLB stock		3,476
Accrued interest receivable	2,749	2,181
Yield maintenance provisions (embedded derivatives)	12	17
Interest rate lock commitments	3,104	721
Financial liabilities
Deposits	(746,323)	(579,786)
FHLB advances and other borrowings	(29,017)	(19,500)
Advances by borrowers for taxes and insurance	(929)	(827)
Subordinated debentures	(14,806)	(14,767)
Accrued interest payable	(208)	(231)
Interest-rate swaps	(12)	(17)
TBA mortgage-backed securities	(350)	(342)
Fair Value [Member]
Financial assets
Cash and cash equivalents	45,879	67,304
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	8,174	10,114
Loans held for sale	135,711	17,385
Loans and leases, net	664,152	549,599
Accrued interest receivable	2,749	2,182
Yield maintenance provisions (embedded derivatives)	12	17
Interest rate lock commitments	3,104	721
Financial liabilities
Deposits	(749,548)	(579,045)
FHLB advances and other borrowings	(29,669)	(19,589)
Advances by borrowers for taxes and insurance	(929)	(827)
Subordinated debentures	(15,940)	(14,280)
Accrued interest payable	(208)	(231)
Interest-rate swaps	(12)	(17)
TBA mortgage-backed securities	$ (350)	$ (342)